Equity (Details)						12 Months Ended
		Nov. 07, 2025 $ / shares shares	Oct. 17, 2025 HKD ($) shares	Jul. 01, 2025 HKD ($)	May 10, 2023 shares	Mar. 31, 2026 HKD ($) shares	Mar. 31, 2026 $ / shares	Oct. 17, 2025 $ / shares shares	Jul. 01, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Jul. 05, 2024 shares	May 15, 2024 shares	Aug. 02, 2022 shares
Equity [Line Items]
Ordinary shares issued	[1],[2]					2,724,911				1,100,818
Stock split ratio					1-to-160,000
Ordinary shares outstanding	[1],[2]					2,724,911				1,100,818
Reverse stock split		sixteen (16)-for-one (1)				160,000 for 1
Aggregate net proceeds | $				$ 4,682,910
Gross proceeds | $				$ 5,197,000
Ordinary shares par value | $ / shares	[1],[2]						$ 0.0001			$ 0.0001
Dividend | $						$ 14,177,800
Board of Directors [Member]
Equity [Line Items]
Ordinary shares issued		1						16
Ordinary shares par value | $ / shares		$ 0.0001					$ 0.0001	$ 0.00000625
Share capital authorized | $			$ 8,000,000,000			$ 500,000,000
IPO [Member]
Equity [Line Items]
Ordinary shares issued											113,083	1,500,000
Price per share | $ / shares									$ 0.2
Minimum [Member]
Equity [Line Items]
Ordinary shares outstanding								43,598,083
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued					16,000,000	2,724,911			1,624,062				100
Share split of issued and outstanding shares					100
Ordinary shares outstanding					16,000,000	2,724,911
Price per share | $ / shares									$ 3.2
Number of shares issued						31
Number of shares issued for fractional settlement			31
Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares issued									25,985,000
Ordinary shares par value | $ / shares								$ 0.00000625
Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares issued								43,598,083
Ordinary shares outstanding								2,724,911
Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares issued								2,724,911

[1]	All share and per share data have been retroactively restated to reflect the sixteen (16)-for-one (1) share consolidation of the Company’s ordinary shares effective on November 7, 2025.
[2]	On a retroactively restated basis, 93,750 ordinary shares were issued on May 15, 2024, 7,068 ordinary shares were issued on July 5, 2024, and 1,624,062 ordinary shares were issued on July 1, 2025.